Leases - Schedule of Maturities of Operating Lease Liabilities (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2027	$ 231,821
2028	231,821
2029	115,911
Total future minimum lease payments	579,553
Less: imputed interest	9,126
Present value of lease liabilities	$ 570,427	$ 1,437,353